Fair Value Measurement (Tables)	12 Months Ended
Jun. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
	Level 1 RMB'000	Level 2 RMB'000	Level 3 RMB'000	Total RMB'000
Year 2013
Assets
Derivative financial instruments	—	3,176	—	3,176
Other investments	52,855	—	—	52,855
	52,855	3,176	—	56,031
Liabilities
Derivative financial instruments	—	14,681	—	14,681
	—	14,681	—	14,681
Year 2012
Assets
Derivative financial instruments	—	17,274	—	17,274
Other investments	35,384	—	—	35,384
	35,384	17,274	—	52,658
Liabilities
Derivative financial instruments	—	8,780	—	8,780
	—	8,780	—	8,780